UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one):       [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

         Name:             First Austin Capital Management, Inc
         Address:          2301 S. Capital of Texas Hwy. J-102
                           Austin, TX 78746

Form 13F File Number:      28-_______________

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:             Mark A. Coffelt
Title:            President
Phone:            (512) 328-9321

Signature, Place, and Date of Signing

/s/Mark A. Coffelt             Austin, TX                    10/28/99
[Signature]                 [City, State]                    [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCK
    ------------
ACR Group                         COM   00087B101             5,750.00      4,000     x                         4,000
Action Performance                COM   00087B101         1,777,394.00     55,900     x                        55,900
Amresco Capital                   COM   005313200           448,000.00     51,200     x                        51,200
Applebees                         COM   037899101            47,162.00      1,400     x                         1,400
Arrow Int'l                       COM   007566102           940,700.00     36,800     x                        36,800
Ashanti Goldfields                COM   030506109           518,962.00     65,900     x                        65,900
BRE Properties                    COM   037899101         1,158,575.00     48,400     x                        48,400
Bergen Brunswig                   COM   083739102           374,537.00     36,100     x                        36,100
Berkshire Hathaway                COM   084670108           660,000.00         12     x                            12
Bob Evans Farms                   COM   096761101             8,150.00        400     x                           400
Buckle (The)                      COM   046265104            16,075.00     64,700     x                        64,700
Buffets                           COM   052769106         1,149,480.00     98,880     x                        98,880
Ciber                             COM   06423A103         2,475,346.00    161,650     x                       161,650
Champion Enterp                   COM   158496109            13,500.00      1,500     x                         1,500
Chubb Corp                        COM   171232101           518,581.00     10,450     x                        10,450
Claire's Stores                   COM   179584100            17,722.00      1,070     x                         1,070
Clayton Homes                     COM   065412108           755,812.00     87,000     x                        87,000
Coachmen Industries               COM   064057102           872,650.00     56,300     x                        56,300
Computer Assoc                    COM   204912109           568,462.00      9,300     x                         9,300
Computer Task Group               COM   083739102         1,022,175.00     69,300     x                        69,300
Conseco Inc                       COM   208464107           427,671.00     22,509     x                        22,509
Dana Corp                         COM   235811106           222,750.00      6,000     x                         6,000
Diebold Inc                       COM   253651103            21,969.00        950     x                           950
Digi Int'l                        COM   084670108           487,812.00     44,600     x                        44,600
Dillard's                         COM   254067101           420,479.00     20,700     x                        20,700
Echo Bay Mines                    COM   096761101           657,587.00    339,400     x                       339,400
Fed Nat'l Mtg                     COM   313586109            12,537.00        200     x                           200
Federal Home Loan Mtg             COM   313400301           109,200.00      2,100     x                         2,100
FirstFed Financial                COM   118440106           681,100.00     39,200     x                        39,200
Fluor Corp                        COM   343861100           346,150.00      8,600     x                         8,600
Goody's Family Clthg              COM   119882108           984,431.00    122,100     x                       122,100
Grief Brothers 'A'                COM   125071100           734,500.00     26,000     x                        26,000
Grupo IMSA SA                     COM   15231R109           598,487.00     37,700     x                        37,700
Health Care Property              COM   152312104         1,173,375.00     44,700     x                        44,700
Heartland Express                 COM   158496109         1,566,462.00    110,900     x                       110,900
Hon Industries                    COM   438092108           439,862.00     22,850     x                        22,850
IBP                               COM   160903100         1,293,625.00     52,400     x                        52,400
ITT Educational Svcs              COM   171232101         1,866,150.00     95,700     x                        95,700
Jacobs Engineering                COM   179584107         1,810,250.00     55,700     x                        55,700
Kimco Realty                      COM   184190106         1,183,325.00     33,100     x                        33,100
Lafarge Corp                      COM   505862102             3,200.00        100     x                           100
MBNA Corp                         COM   55262L100           399,227.00     17,500     x                        17,500
MTS Systems                       COM   553777103           142,137.00     13,700     x                        13,700
Mack Cali Realty TR               COM   189873102         1,166,344.00     43,500     x                        43,500
Manpower                          COM   192479103         1,907,687.00     65,500     x                        65,500
Men's Warehouse                   COM   204912109         1,365,312.00     64,250     x                        64,250
Mentor Corp                       COM   587188103           451,730.00     15,920     x                        15,920
Micro Warehouse                   COM   205477102           224,362.00     18,600     x                        18,600
Micron Electronics                COM   208464107         1,395,450.00    132,900     x                       132,900
National Service Ind              COM   637657107           463,050.00     14,700     x                        14,700
Nationwide Health                 COM   209232107         1,177,050.00     70,800     x                        70,800
North Face                        COM   222372104           319,437.00     53,800     x                        53,800
OfficeMax                         COM   67622M108           352,558.00     60,650     x                        60,650
Orthodontic Centers               COM   235811106         3,184,179.00    182,600     x                       182,600
Paxar                             COM   247131105         1,940,850.00    204,300     x                       204,300
Pediatrix Medicl Grp              COM   253651103         1,372,237.00     98,900     x                        98,900
Pharmaceut Prod Dvlp              COM   25429Q102         2,531,250.00    187,500     x                       187,500
Pomeroy Computer Rscs             COM   25811P100         1,078,594.00     97,500     x                        97,500
Power Corp                        COM   739239101           637,419.00     38,210     x                        38,210
Pre-Paid Legal Svcs               COM   313586109         1,118,250.00     28,400     x                        28,400
Resource Asset Invs               COM   313400301           612,987.00     55,100     x                        55,100
Rexall Sundown                    COM   336158100         1,928,137.00    156,600     x                       156,600
Ryans Fmly Stk House              COM   337358105         1,700,100.00    188,900     x                       188,900
Sea Containers 'A'                COM   337907109         1,713,600.00     61,200     x                        61,200
Smart & Final                     COM   343861100           606,000.00     60,600     x                        60,600
Sterling Software                 COM   859547101           228,000.00     11,400     x                        11,400
Sungard Data Systems              COM   36236E109         2,160,256.00     82,100     x                        82,100
Symantec Corp                     COM   871503100             3,597.00        100     x                           100
Trans World Entert                COM   438092108         2,701,910.00    212,950     x                       212,950
Transaction Systems               COM   441815107         2,346,300.00     87,100     x                        87,100
TVX Gold                          COM   486026107           630,162.00    458,300     x                       458,300
Tommy Hilfiger                    COM   G8915Z102           287,512.00     10,200     x                        10,200
US Oncology                       COM   55262L100           226,562.00     25,000     x                        25,000
Warnaco Group                     COM   505862102           545,675.00     29,900     x                        29,900
Washington Mutual                 COM   939322103           529,425.00     18,100     x                        18,100
Whitman                           COM   524908100           515,850.00     63,200     x                        63,200
Wisconsin Energy                  COM   542290408         1,746,094.00     74,500     x                        74,500
World Fuel Services               COM   55262L100           596,212.00     61,150     x                        61,150
X-Rite                            COM   553777103           375,050.00     57,700     x                        57,700

                                                       ---------------
                                                         69,572,637.00

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------

            PREFERRED STOCK
            ---------------
Wells Fargo & Co. Adj. "B"        PRD   949740823             3,752.00         75     x                           75
                                                       ---------------
                                                              3,752.00


                                                       ---------------
GRAND TOTAL                                              69,576,087.00
                                                       ===============

                              Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      80

Form 13F Information Table Value Total:     $69,576
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.